As filed with the Securities and Exchange Commission on February 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22503

Rochdale Alternative Total Return Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Rochdale Alternative Total Return Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2011 (Unaudited)

		Percentage of
Long-Term Investments1, 2, 3, 4:	Date Acquired	Members' Capital	Principal Amount	Cost	Fair Value

Life Settlement Contracts

American General Life #U100	Apr-11	4.6%	$600,000	$600,000	$1,422,441
Americal General Life #UM00	Feb-11	0.7	100,000	100,000	207,822
AXA Equitable Life #1572	Feb-11	3.6	535,000	535,000	1,128,217
Beneficial Life #BL22	Jun-11	0.8	75,000	75,000	242,888
John Hancock Life #9359	Nov-11	4.6	1,311,193	1,311,193	1,435,938
John Hancock Life #9373	Jun-11	5.4	1,011,000	1,011,000	1,662,534
John Hancock Life #9379	Feb-11	4.0	550,000	550,000	1,226,826
John Hancock Life #9381	Nov-11	4.5	1,100,000	1,100,000	1,406,442
John Hancock Life #9390	May-11	3.5	670,000	670,000	1,076,538
John Hancock Life #9448	Aug-11	1.9	375,000	375,000	572,960
Lincoln Benefit Life #9330	Nov-11	8.8	2,538,566	2,538,566	2,726,050
Lincoln National Life #JJ70	May-11	2.3	320,000	320,000	714,649
Massachusetts Mutual Life #1560	May-11	9.0	1,700,000	1,700,000	2,801,267
Massachusetts Mutual Life #1563	Feb-11	1.6	40,000	40,000	510,350
New York Life and Annuity #4757	Nov-11	6.9	2,011,522	2,011,522	2,137,151
New York Life and Annuity #5673	Nov-11	4.7	1,298,464	1,298,464	1,470,212
Pacific Life #7850	Jul-11	0.7	120,000	120,000	229,631
Penn Mutual Life #8193	Mar-11	1.6	280,000	280,000	510,638
PHL Life #8499	Aug-11	0.9	147,500	147,500	274,205
PHL Life #8509	Aug-11	0.9	147,500	147,500	274,205
PHL Variable Life #6161	Nov-11	10.4	3,021,609	3,021,609	3,229,579
Reliastar/ ING #2047	Mar-11	1.8	305,000	305,000	558,217
Security Life of Denver #3394	Nov-11	4.5	1,228,975	1,228,975	1,385,314

Total Long-Term Investments		87.7%	$19,486,329	$19,486,329	$27,204,074

Short-Term Investment

Money Market Fund
First American Government Obligations Fund, 0.00% 5		9.4%	$2,927,460	$2,927,460	$2,927,460

Total Investments		97.1%	$22,413,789	$22,413,789	$30,131,534

1	Illiquid securities.
2	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers using the fair value method.
3	All investments are non-income producing.
4	Restricted securities.
5	7-Day Yield.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

Rochdale Alternative Total Return Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2011 (Unaudited), Continued

Summary of Fair Value Exposure
The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are the classes of investments at December 31, 2011 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total

Long-Term Investment
Life Settlement Contracts	$-	$-	$27,204,074	$27,204,074

Short-Term Investment
Money Market Fund	2,927,460	-	-	2,927,460

Total Investments	$2,927,460	$-	$27,204,074	$30,131,534

There were no significant transfers in or out of Level 1, 2 or 3 of the fair value hierarchy as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3)
during the period ended December 31, 2011:

Life Settlement Contracts
Balance, September 30, 2011	$11,845,685
Realized gain/(loss)	-
Change in unrealized appreciation/depreciation	2,848,060
Purchases	12,510,329
Sales	-
Balance, December 31, 2011	$27,204,074

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Alternative Total Return Fund LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        2/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        2/23/2012

By (Signature and Title)    /s/ William O’Donnell
                                                   William O’Donnell, Treasurer

Date        2/22/2012